Annual Operating Expenses - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO - Fidelity International Small Cap Opportunities Fund	Dec. 30, 2023
Fidelity Advisor International Small Cap Opportunities Fund - Class A
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%	[2]
Total annual operating expenses	1.30%
Fidelity Advisor International Small Cap Opportunities Fund - Class C
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%	[2]
Total annual operating expenses	2.05%
Fidelity Advisor International Small Cap Opportunities Fund - Class M
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%	[2]
Total annual operating expenses	1.55%
Fidelity Advisor International Small Cap Opportunities Fund - Class I
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	1.05%
Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Operating Expenses:
Management fee	0.78%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.89%

[1]	AThe management fee is comprised of a basic fee of 0.83% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Small Cap Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[2]	BAdjusted to reflect current fees.